CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 1,435,763	$ 2,464,911	$ 2,043,593
Restricted cash	25,000	60,168
Accounts receivable		1,150,152	873,117
Current portion of accounts receivable, related party	713,794
Inventory	2,238,542	757,682	408,747
Prepaid expenses and other current assets	297,914	107,067	81,850
Total current assets	4,711,013	4,539,980	3,407,307
Investment in unconsolidated investee	14,813,002
Accounts receivable, related party, net of current portion	1,106,770
Property and equipment, net	1,185,601	4,264,125	6,141,519
Debt issuance costs, net	45,100
Patents, net	77,235	81,691	42,164
Deposits	14,840	22,441	22,598
Total assets	21,953,561	8,908,237	9,613,588
Current liabilities
Accounts payable	398,173	845,241	1,180,723
Accrued liabilities	628,402	1,122,119	1,163,504
Customer deposit	187,500	23,196
Convertible notes payable, net of discounts	240,305	1,203,126	370,561
Current portion of note payable	85,125	68,100
Related party note payable			204,776
Warrant derivatives fair value	4,308	197,009	347,235
Financing obligations	64,144	96,548	49,299
Capital lease obligation	15,155	14,593
Total current liabilities	1,623,112	3,569,932	3,316,098
Convertible notes payable, net of discounts	477,296		1,366,177
Note payable, net of current portion	85,124	136,199
Related party note payable			204,299
Financing obligations	119,050	106,612	168,048
Restructuring reserve		5,909	119,184
Capital lease obligation	45,839	57,276
Total liabilities	2,350,421	3,875,928	5,173,806
Redeemable convertible cumulative preferred stock
Total redeemable convertible cumulative preferred stock	3,699,839	3,637,775	3,980,796
Commitments and contingencies (Note 19)
Ecosphere Technologies, Inc. stockholders' deficit
Common stock, $0.01 par value; 300,000,000 shares authorized; 163,588,214, 152,438,179 and 146,262,357 shares issued and outstanding at September 30, 2013 and December 31, 2012 and 2011, respectively	1,635,881	1,524,381	1,462,622
Common stock issuable, $0.01 par value; 1,084,499 and 71,959 issuable at December 31, 2012 and 2011, respectively		10,845	720
Additional paid-in capital	109,420,155	107,774,131	104,804,159
Accumulated deficit	(95,152,735)	(117,337,883)	(117,576,896)
Total Ecosphere Technologies, Inc. stockholders' deficit	15,903,301	(8,028,526)	(11,309,395)
Noncontrolling interest in consolidated subsidiary		9,423,060	11,768,381
Total equity	15,903,301	1,394,534	458,986
Total liabilities, redeemable convertible cumulative preferred stock and equity	21,953,561	8,908,237	9,613,588
Redeemable convertible cumulative preferred stock, Series A [Member]
Redeemable convertible cumulative preferred stock
Total redeemable convertible cumulative preferred stock	1,197,869	1,180,994	1,158,494
Redeemable convertible cumulative preferred stock, Series B [Member]
Redeemable convertible cumulative preferred stock
Total redeemable convertible cumulative preferred stock	$ 2,501,970	$ 2,456,781	$ 2,822,302